Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Loans and borrowings
Summary of loans and borrowings

Loans and borrowings	As of December 31,
in €‘000	2024	2023
Current portion of loans and borrowings
Bank loans and overdrafts	54	49
Lease liabilities (Note 15)	9,968	9,537
	10,022	9,586
Non - current portion of loans and borrowings
Bank loans	—	145
Lease liabilities (Note 15)	36,697	40,414
	36,697	40,559
Total	46,719	50,145